Relationships with Third-Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2018 EUR (€) Warrant Member shares	Dec. 31, 2017 EUR (€) Warrant Member shares	Dec. 31, 2016 EUR (€) Member shares
Disclosure of key management personnel compensation [line items]
Number of EMT members | Member						7	8	8
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	111,600	367,100
Number of warrants lapsed | Warrant							5,799
Exercised warrants			100,000	253,150	61,050	4,500	225,966
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [line items]
Short term employee benefits						€ 740	€ 666	€ 816
Post employee benefits						16	14	35
Share-based compensation						1,794	1,123	1,790
Other employment costs						27	30	22
Management fees						2,457	1,950	2,055
Total benefits						€ 5,034	€ 3,783	€ 4,718
Number of warrants granted						30,000	179,000	180,000
Number of warrants lapsed							(15,225)	(56,500)
Cumulative outstanding warrants | shares						259,000	306,500	310,725
Exercised warrants							168,000
Outstanding payables						€ 803	€ 461	€ 687